SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - Compass Digital Acquisition Corp [Member] - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Class A Ordinary Shares subject to possible redemption, beginning balance outstandings			$ 27,637,300	$ 27,637,300
Class A Ordinary Shares subject to possible redemption, ending balance outstandings	$ 1,283,558			1,283,558	$ 27,637,300
Common Class A [Member]
Temporary Equity [Line Items]
Class A Ordinary Shares subject to possible redemption, beginning balance outstandings	1,272,260	$ 27,879,831	27,637,300	27,637,300	55,347,556	$ 215,521,445
Accretion of Class A Ordinary Shares to redemption value	11,298	81,044	242,531		1,928,109	1,726,802
Redemption of Class A Ordinary Shares		(26,688,615)			(29,638,365)	(169,088,048)
Class A Ordinary Shares subject to possible redemption, ending balance outstandings	$ 1,283,558	$ 1,272,260	$ 27,879,831	$ 1,283,558	$ 27,637,300	55,347,556
Waiver of Class A Ordinary Shares issuance costs						$ 7,187,357